Debt (Details 2) (USD $) In Millions, unless otherwise specified										1 Months Ended	11 Months Ended			1 Months Ended	11 Months Ended
	Feb. 02, 2013	Feb. 02, 2013 Minimum [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Minimum [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Minimum [Member] Other debt [Member]	Feb. 02, 2013 Maximum [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Maximum [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Maximum [Member] Other debt [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2008 Scenario, Previously Reported [Member] 2013 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2013 Notes [Member]	Aug. 04, 2012 Scenario, Previously Reported [Member] 2013 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2013 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2016 and 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2016 and 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2016 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2016 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2016 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] 2021 Notes [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] 2021 Notes [Member]	Mar. 31, 2011 Scenario, Previously Reported [Member] 2021 Notes [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Financing Lease Obligations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Financing Lease Obligations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Capital Lease Obligations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Capital Lease Obligations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Other debt [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Other debt [Member]
Long-term Debt.
Total long-term debt	$ 1,700							$ 1,700	$ 1,728		$ 500		$ 500			$ 349	$ 349		$ 648	$ 648		$ 122	$ 149	$ 80	$ 81	$ 1	$ 1
Less: current portion								(547)	(43)
Total long-term debt, less current portion								1,153	1,685
Long-term debt, fair value								1,652	1,756
Debt instrument issued, principal amount										500								350			650
Initial issuance discount and offering expenses										1
Interest rate (as a percent)		3.00%	2.10%	3.80%	8.10%	8.30%	6.70%				7.25%	6.75%				3.75%			5.50%
Underwriting discounts														6
Net proceeds from the sale of the Notes										496				990
Redemption price, as percentage of principal amount of debt instrument (as a percent)											100.00%				100.00%
Redemption price upon control triggering event, percentage of principal amount (as a percent)											101.00%				101.00%
Future maturities of long-term debt, including capitalized leases
2012	547
2013	45
2014	35
2015	370
2016	15
Thereafter	$ 688